Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share capital and reserves [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	3,237,000	$1.06	3,391,500	$1.21	2,710,000	$1.35
Granted	1,000,000	0.45	375,000	0.74	1,625,000	1.12
Exercised	-	-	(463,000)	1.05	(238,500)	1.43
Expired	(600,000)	1.32	(66,500)	2.00	(705,000)	1.47
Outstanding - end of year	3,637,000	$0.85	3,237,000	$1.06	3,391,500	$1.21

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
350,000	$0.82	1.52
500,000	$1.00	1.00
75,000	$1.50	0.11
1,137,000	$1.10	2.88
200,000	$1.10	2.92
300,000	$0.70	0.58
75,000	$0.90	1.89
500,000	$0.50	2.35
500,000	$0.40	2.78
3,637,000	$0.85	2.14

Disclosure of changes in warrants outstanding and weighted average exercise price [Table Text Block]
	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	5,026,926	$1.38	4,757,926	$1.31	5,371,896	$1.49
Granted	3,287,556	0.56	900,000	1.30	820,000	1.39
Exercised	-	-	(631,000)	0.68	(5,000)	1.50
Expired	(925,926)	1.46	-	-	(1,428,970)	2.03
Outstanding - end of year	7,388,556	$1.00	5,026,926	$1.38	4,757,926	$1.31

Disclosure of number of warrants outstanding, exercise price and expiry date [Table Text Block]
Outstanding warrants	Expiry Date	Exercise price
577,000*	November 29, 2027	$1.50
355,000	May 10, 2028	$1.50
460,000	June 30, 2026	$1.30
900,000	January 11, 2027	$1.30
1,809,000**	March 28, 2027	$1.35
2,537,556	July 18, 2028	$0.55
750,000	October 15, 2028	$0.60
7,388,556

Disclosure of convertible equity reserve [Table Text Block]
	December 31, 2025	December 31, 2024
Opening balance	$37,219	$37,219
Equity reserve related to convertible debenture (note 10)	-	-
Ending balance	$37, 219	$37,219